Deferred tax credits (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Income Taxes and Tax Credits [Abstract]
Deferred tax credits
	As at December 31,	As at December 31,
USD'000	2020	2019
Deferred research & development tax credits	1,311	2,487
Deferred other tax credits	1	1
Total deferred tax credits	1,312	2,488